Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
NET INCOME	R$ 5,048,602	R$ 3,909,750	R$ 2,062,869
Gain (losses) on actuarial liabilities
Post employment benefits	246,626	(271,345)	(186,628)
Taxes on other comprehensive income	(93,881)	92,190	63,444
Total other comprehensive income, net of taxes	152,745	(179,155)	(123,184)
TOTAL COMPREHENSIVE INCOME	5,201,347	3,730,595	1,939,685
Attributable to controlling shareholders - continuing operations	3,919,798	3,645,033	1,950,810
Attributable to controlling shareholders - discontinued operations	1,185,376	80,221	(88,321)
Attributed to non-controlling shareholders - continuing operations	R$ 96,173	R$ 5,341	R$ 37,095